Condensed Financial Information of the Parent Company (Unaudited)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company (Unaudited)

14. Condensed Financial Information of the Parent Company (Unaudited)

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission’s Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the parent Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the income of the subsidiaries is presented as “share of income of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP are not required.

CBL International Limited became the parent company of the Company as a result of the execution of the Sale and Purchase Agreement on August 18, 2022. CBL International Limited is a holding company with no operations, did not have any significant capital and other commitments, and did not have any long-term obligations, or guarantees as of December 31, 2022. CBL International Limited did not have any business activities during the year ended December 31, 2022.

The following is the unaudited parent company’s balance sheets:

	As of December 31,
	2022	2021
ASSETS
Current Assets
Cash	$64,143	$-
Total current assets	64,143	-

Investment in subsidiaries	12,129,653	8,427,185
Deferred offering costs	1,128,453	-
TOTAL ASSETS	$13,322,249	$8,427,185

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Current liabilities
Other payable	10,064	-
Due to related party	$1,200,000	$-
LIABILITIES	1,210,064	-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as at December 31, 2022 and 2021	2,125	2,125
Additional paid-up capital	488,198	488,198
Retained earnings	11,621,862	7,936,862
TOTAL SHAREHOLDERS’ EQUITY	12,112,185	8,427,185

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$13,322,249	$8,427,185

The following is the unaudited condensed parent company’s statements of income and comprehensive income:

	2022	2021
EQUITY INCOME OF SUBSIDIARIES	$3,702,468	$3,568,968

GENERAL AND ADMINISTRATION EXPENSE	(17,468)	-

NET INCOME	$3,685,000	$3,568,968

TOTAL COMPREHENSIVE INCOME	$3,685,000	$3,568,968

The following is the unaudited condensed parent company’s statements of cash flows:

	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,685,000	$3,568,968
Adjustments to reconcile net income to cash provided by operating activities:
Equity income of subsidiaries	(3,702,468)	(3,568,968)
Changes in operating assets and liabilities:

Other payable	10,064	-
Repayment to related parties	1,200,000	-
Net cash provided by operating activities	1,192,596	-
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(1,128,453)	-
Net cash used in financing activities	(1,128,453)	-

Increase in CASH	64,143	-

CASH at the beginning of the year	-	-

CASH at the end of the year	$64,143	$-